Events after the reporting period (Details) - USD ($)	Mar. 27, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [line items]
Shareholders agreed to distribute dividends		$ 567,000	$ 639,000	$ 567,000	$ 638,000
Dividend transactions
Disclosure of non-adjusting events after reporting period [line items]
Shareholders agreed to distribute dividends	$ 20,000,000